Derivatives and Hedge Accounting Activities (Schedule of Derivatives not Designated as Hedging Instruments) (Detail) - Derivatives Not Designated as Hedging Instruments - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 34	$ 208	$ 376	$ 135
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(61)	37	(98)	53
Commodity Contract | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	26	(272)	421	(602)
Commodity Contract | Operating Revenue | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	10	(88)	19	(129)
Commodity Contract | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	0	3	0	4
Commodity Contract | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(73)	137	(118)	196
Commodity Contract | Electric Fuel and Other Energy-Related Purchases | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(73)	125	(119)	182
Commodity Contract | Operation and maintenance
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2	0	2	0
Commodity Contract | Operation and maintenance | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2	0	2	0
Commodity Contract | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	0	0	94	1
Interest Rate Contract | Interest And Related Charges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	29	273	(47)	368
Interest Rate Contract | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 50	$ 67	$ 24	$ 168